Employee Benefit Liabilities, Net (Details) - Schedule of changes in fair value of plan assets - Plan assets [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Employee Benefit Liabilities, Net (Details) - Schedule of changes in fair value of plan assets [Line Items]
Balance at January 1,	$ 3,789	$ 4,200
Expected return	61	108
Contributions by employer	187	179
Benefits paid	(102)	(1,081)
Demographic assumptions	0	(4)
Financial assumptions	0	(2)
Past Experience	(28)	58
Current service cost due to the transfer of real yield from the compensation component to the royalties component in executive insurance policies before 2004	(1)	1
Currency exchange	294	330
Balance at December 31,	$ 4,200	$ 3,789